Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 127,632	$ 135,992	$ 163,412	$ 247,556
Cash and cash equivalents - Fair Value	127,632	135,992
Restricted cash - Book Value	6,558	5,386	$ 13,480
Restricted cash - Fair Value	6,558	5,386
Investments in available-for-sale securities - Book Value	238	0
Investments in available-for-sale securities - Fair Value	238	0
Loan receivable from affiliate companies - Book Value	30,112	23,008
Loan receivable from affiliate companies - Fair Value	30,112	23,008
Long-term receivable from affiliate companies - Book Value	0	11,105
Long-term receivable from affiliate companies - Fair Value	0	11,105
Capital lease obligations, including current portion - Book Value	0	(17,617)
Capital lease obligations, including current portion - Fair Value	0	(17,617)
Senior and ship mortgage notes, net - Book Value	(1,301,999)	(1,296,537)
Senior and ship mortgage notes, net - Fair Value	(1,181,838)	(974,170)
Long-term debt, including current portion - Book Value	(380,489)	(304,682)
Long-term debt, including current portion - Fair Value	(389,332)	(308,080)
Loan payable to affiliate company - Book Value	0	(49,876)
Loan payable to affiliate company - Fair Value	0	(51,240)
Long-term payable to affiliate companies - Book Value	(76,872)	(6,399)
Long-term payable to affiliate companies - Fair Value	$ (76,872)	$ (6,399)